Average Annual Total Returns (Science & Technology Trust)	12 Months Ended
May 01, 2011
S&P 500 Index
Average Annual Return:
One Year	15.06%
Five Year	2.29%
Ten Year	1.41%
Lipper Science and Technology Index
Average Annual Return:
One Year	17.85%
Five Year	5.33%
Ten Year	(1.92%)
Series I, Science & Technology Trust
Average Annual Return:
One Year	24.61%
Five Year	7.52%
Ten Year	(2.52%)
Date of Inception	Jan. 01, 1997
Series II, Science & Technology Trust
Average Annual Return:
One Year	24.38%
Five Year	7.31%
Ten Year	(2.66%)
Date of Inception	Jan. 28, 2002
Series NAV, Science & Technology Trust
Average Annual Return:
One Year	24.69%
Five Year	7.57%
Ten Year	(2.49%)
Date of Inception	Apr. 29, 2005